NON-CONTROLLING INTERESTS - Continuity (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Non-controlling interests, beginning balance			$ 8,661
Segment income, attributable to non-controlling interests	$ 264	$ 197	456	$ 346
Cash contributed	30	$ 10	52	10
Disbursements			290	228
Non-controlling interests, ending balance	8,879		8,879		$ 8,661
Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Non-controlling interests, beginning balance			8,661	8,518	8,518
Segment income, attributable to non-controlling interests			456		681
Cash contributed			52		40
Disbursements			(290)		(578)
Non-controlling interests, ending balance	8,879		$ 8,879		8,661
Nevada Gold Mines [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			38.50%
Non-controlling interests, beginning balance			$ 6,162	6,068	6,068
Segment income, attributable to non-controlling interests			389		548
Cash contributed			0		0
Disbursements			(242)		(454)
Non-controlling interests, ending balance	6,309		$ 6,309		6,162
Pueblo Viejo
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			40.00%
Non-controlling interests, beginning balance			$ 1,143	1,128	1,128
Segment income, attributable to non-controlling interests			37		63
Cash contributed			0		0
Disbursements			(28)		(48)
Non-controlling interests, ending balance	1,152		$ 1,152		1,143
Tanzania Mines [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			16.00%
Non-controlling interests, beginning balance			$ 322	321	321
Segment income, attributable to non-controlling interests			15		25
Cash contributed			0		0
Disbursements			0		(24)
Non-controlling interests, ending balance	337		$ 337		322
Loulo-Gounkoto [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			20.00%
Non-controlling interests, beginning balance			$ 760	739	739
Segment income, attributable to non-controlling interests			45		69
Cash contributed			0		0
Disbursements			(20)		(48)
Non-controlling interests, ending balance	785		$ 785		760
Tongon [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			10.30%
Non-controlling interests, beginning balance			$ 16	13	13
Segment income, attributable to non-controlling interests			2		7
Cash contributed			0		0
Disbursements			0		(4)
Non-controlling interests, ending balance	18		$ 18		16
Reko Diq [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests			50.00%
Non-controlling interests, beginning balance			$ 338	329	329
Segment income, attributable to non-controlling interests			(32)		(31)
Cash contributed			52		40
Disbursements			0		0
Non-controlling interests, ending balance	358		358		338
Other [Member]
Disclosure of subsidiaries [line items]
Non-controlling interests, beginning balance			(80)	$ (80)	(80)
Segment income, attributable to non-controlling interests			0		0
Cash contributed			0		0
Disbursements			0		0
Non-controlling interests, ending balance	$ (80)		$ (80)		$ (80)